Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Transactions [Abstract]
Schedule of expense recognized for services received from employees and other service providers
	Year ended December 31,
	2019	2018	2017

Research and development expenses	$165	$109	$103
General and administrative expenses	388	495	759

	$553	$604	$862

Schedule of black-Scholes option pricing model
Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10

	October 10, 2019	December 31, 2019

Underlying ADS price	2.2	1.116
Dividend yield (%)	0	0
Expected volatility (%)	70	73
Risk-free interest rate (%)	1.67	1.91
Expected life of share options (years)	10	9.78

Schedule of share options and weighted average exercise prices of share options

	Number of share options	Weighted average exercise price	Number of ADS Options	Weighted average exercise price
		USD		USD
2019:

Share/ADS Options outstanding at the beginning of the year	17,813,037	$0.15	445,326	$6.18
Share/ADS Options granted during the year	25,640,000	0.08	641,000	3.38
Share/ADS Options forfeited during the year	(375,000)	0.14	(9,375)	5.60
Share/ADS Options expired during the year	(1,050,000)	0.19	(26,250)	7.60

Share/ADS Options outstanding at the end of the year	42,028,037	0.12	1,050,701	4.69

Share/ADS Options exercisable at the end of the year	16,569,685	0.17	414,242	6.68

2018:

Share/ADS Options outstanding at the beginning of the year	22,719,525	0.17	567,988	6.72
Share/ADS Options forfeited during the year	(750,000)	0.14	(18,750)	5.60
Share/ADS Options expired during the year	(4,156,488)	0.16	(103,912)	6.53

Share/ADS Options outstanding at the end of the year	17,813,037	0.15	445,326	6.18

Share/ADS Options exercisable at the end of the year	9,138,863	$0.16	228,472	$6.58